SUBSEQUENT EVENTS (Details Narrative) - USD ($)	Jun. 30, 2026	Jan. 05, 2026	Jan. 02, 2026	Aug. 27, 2025	Jun. 02, 2026	Dec. 31, 2025	Jan. 23, 2025	Oct. 23, 2024	Sep. 25, 2024	Aug. 15, 2023	Jul. 31, 2022	Jul. 31, 2021
Subsequent Event [Member]
SubsequentEvenLineItem [Line Items]
Maturity date			Jun. 30, 2026	Jan. 05, 2026
Frost Gamma Investments Trust [Member]
SubsequentEvenLineItem [Line Items]
Maturity date	Sep. 30, 2026
Promissory Note [Member] | Frost Gamma Investments Trust [Member]
SubsequentEvenLineItem [Line Items]
Promissory notes, principal amount				$ 120,000		$ 470,000	$ 120,000	$ 120,000	$ 120,000	$ 200,000	$ 75,000	$ 75,000
Debt interest rate	11.00%
Maturity date	Jun. 30, 2026
Promissory Note [Member] | Frost Gamma Investments Trust [Member] | Subsequent Event [Member]
SubsequentEvenLineItem [Line Items]
Promissory notes, principal amount			$ 100,000.00
Debt instrument beneficially rate					10.00%
Debt interest rate		11.00%	11.00%
Maturity date		Jun. 30, 2026	Jun. 30, 2026